Significant Accounting Policies - Additional Information (Detail)	3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Accounting Policies [Line Items]
Temporary equity shares outstanding | shares	97,611,343			97,611,343	97,611,343	97,611,343
Unrecognized tax benefits				$ 40,000	$ 40,000	$ 35,000	$ 530,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	126,192,489	121,959,255			124,530,258	116,192,153	89,267,475
Gross proceeds from issue from redeemable convertible preferred stock	$ 478,300,000				$ 478,300,000
Retained Earnings (Accumulated Deficit)	537,527,000			490,143,000	490,143,000	$ 354,247,000
Cash and Cash Equivalents, at Carrying Value	74,428,000			78,376,000	78,376,000	176,523,000
Net Income (Loss) Attributable to Parent	(47,384,000)	$ (37,895,000)			(135,896,000)	(72,260,000)	$ (161,470,000)
Net Cash Provided by (Used in) Operating Activities	(29,503,000)	(27,952,000)			$ (127,089,000)	(83,656,000)	(124,805,000)
Number of Operating Segments | Segment					1
Contract with Customer, Liability, Current	11,426,000			11,267,000	$ 11,267,000	11,119,000
Costs Of Fulfillment	24,400,000	25,400,000			95,500,000	96,900,000	91,500,000
Shipping And Handling Expenses	14,300,000	15,100,000			56,100,000	57,300,000	48,700,000
Fulfillment Labour Charges	6,600,000	6,300,000			24,500,000	24,900,000	$ 29,900,000
Proceeds From Contingently Redeemable Convertible Common Stock	27,500,000	$ 0
Contract with Customer, Liability, Revenue Recognized	6,000,000
Other current liabilities revenue recognized	200,000
Backstop Agreement [Member]
Accounting Policies [Line Items]
Proceeds From Contingently Redeemable Convertible Common Stock	27,500,000
Deferred Revenue [Member]
Accounting Policies [Line Items]
Contract with Customer, Liability, Current	11,400,000			11,300,000	11,300,000	11,100,000
Other Current Liabilities [Member]
Accounting Policies [Line Items]
Contract with Customer, Liability, Current	400,000			300,000	300,000	500,000
Liability for customer referral credits current	100,000			100,000	$ 100,000	$ 100,000
Minimum | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					3 years	3 years	3 years
Minimum | Purchases Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage					50.00%	50.00%	50.00%
Minimum | No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage					10.00%	10.00%	10.00%
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					4 years	4 years	4 years
Virgin Group Acquisition Corp. II [Member]
Accounting Policies [Line Items]
Cash	0			0	$ 0
Total transaction costs incurred in connection with initial public offering	19,845,525			19,845,525
Offering costs allocated to derivative warrant liabilities	0		$ 497,634	570,496
Unrecognized tax benefits	0			0	0
Unrecognized tax benefits income tax penalties and interest accrued	0			0	0
Retained Earnings (Accumulated Deficit)	53,093,506			29,541,309	29,541,309
Net Income (Loss) Attributable to Parent	(23,552,197)		(732,339)	2,698,369
Net Cash Provided by (Used in) Operating Activities	$ (427,410,000,000)		$ (5,000,000,000)	$ (1,922,242,000,000)
Virgin Group Acquisition Corp. II [Member] | Potential Ordinary Shares [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	14,750,000		13,000,000	14,750,000
Virgin Group Acquisition Corp. II [Member] | IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering	$ 22,733,025			$ 22,733,025
Adjustment to additional paid in capital stock issuance costs				22,162,529
Virgin Group Acquisition Corp. II [Member] | Public Warrants [Member] | IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering	22,162,529
Virgin Group Acquisition Corp. II [Member] | Private Warrants [Member] | IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering	570,496
Virgin Group Acquisition Corp. II [Member] | Minimum
Accounting Policies [Line Items]
Cash insured with federal depository insurance corporation	$ 250,000			$ 250,000	$ 250,000
Virgin Group Acquisition Corp. II [Member] | Class A Common Stock Subject To Possible Redemption
Accounting Policies [Line Items]
Temporary equity shares outstanding | shares	40,250,000			40,250,000	40,250,000